Stock-Based Compensation - Summary of Restricted Awards Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NUMBER OF SHARES, Beginning Balance	307	1,155	2,186
NUMBER OF SHARES, Granted	21		397
NUMBER OF SHARES, Vested	(235)	(830)	(1,208)
NUMBER OF SHARES, Forfeited	(11)	(17)	(221)
NUMBER OF SHARES, Ending Balance	82	307	1,155
WEIGHTED-AVERAGE GRANT DATE FAIR VALUE, Beginning Balance	$ 16.20	$ 16.60	$ 16.92
WEIGHTED-AVERAGE GRANT DATE FAIR VALUE, Granted	$ 13.09		$ 15.66
WEIGHTED-AVERAGE GRANT DATE FAIR VALUE, Vested	$ 16.33	$ 16.77	$ 17.03
WEIGHTED-AVERAGE GRANT DATE FAIR VALUE, Forfeited	$ 15.74	$ 15.69	$ 15.76
WEIGHTED-AVERAGE GRANT DATE FAIR VALUE, Ending Balance	$ 15.08	$ 16.20	$ 16.60
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NUMBER OF SHARES, Beginning Balance	7,716	6,329	3,591
NUMBER OF SHARES, Granted	5,506	5,984	3,835
NUMBER OF SHARES, Vested	(3,501)	(2,083)	(870)
NUMBER OF SHARES, Forfeited	(1,549)	(2,514)	(227)
NUMBER OF SHARES, Ending Balance	8,172	7,716	6,329
WEIGHTED-AVERAGE GRANT DATE FAIR VALUE, Beginning Balance	$ 14.33	$ 15.08	$ 15.60
WEIGHTED-AVERAGE GRANT DATE FAIR VALUE, Granted	$ 10.33	$ 13.63	$ 15.28
WEIGHTED-AVERAGE GRANT DATE FAIR VALUE, Vested	$ 14.87	$ 16.21	$ 17.83
WEIGHTED-AVERAGE GRANT DATE FAIR VALUE, Forfeited	$ 14.92	$ 14.92	$ 16.19
WEIGHTED-AVERAGE GRANT DATE FAIR VALUE, Ending Balance	$ 11.44	$ 14.33	$ 15.08